TRADE RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Concentration Risk [Line Items]
Trade Receivables (gross)	$ 49,295	$ 17,936
Allowance for doubtful accounts	(669)	(528)
Trade Receivables (net)	48,626	17,408
Bad Debt Expense	$ 160	$ 541
Customer 1 [Member]
Concentration Risk [Line Items]
Percentage of trade receivables (net)	0.37%	0.56%
Customer 2 [Member]
Concentration Risk [Line Items]
Percentage of trade receivables (net)	0.34%